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Sept. 27, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: RiverSource Market Advantage Series, Inc.
       Columbia Portfolio Builder Aggressive Fund (formerly known as RiverSource Portfolio Builder Aggressive Fund)
       Columbia Portfolio Builder Conservative Fund (formerly RiverSource Portfolio Builder Conservative Fund)
       Columbia Portfolio Builder Moderate Aggressive Fund (formerly RiverSource Portfolio Builder Moderate Aggressive Fund)
       Columbia Portfolio Builder Moderate Conservative Fund
       (formerly RiverSource Portfolio Builder Moderate Conservative Fund) Columbia Portfolio Builder Moderate Fund (formerly
       RiverSource Portfolio Builder Moderate Fund)
    Post-Effective Amendment No. 42
    File No. 33-30770/811-5897
    ACCESSION NUMBER: 0000950123-10-088856

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 42 (Amendment). This Amendment was filed electronically on Sept. 24, 2010.

If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (212) 850-1703.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.